CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details 3) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Parent company USD ($)	Dec. 31, 2013 Parent company CNY	Dec. 31, 2012 Parent company CNY	Dec. 31, 2011 Parent company CNY
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
Cost of revenues	$ (410,893)	(2,487,421)	(1,499,536)	(697,337)			(66)	(150)
Gross loss	89,378	541,063	296,039	200,287			(66)	(150)
Operating expenses:
Product development	(45,925)	(278,015)	(172,885)	(72,573)	(1)	(7)	(37)	(119)
Sales and marketing	(112,494)	(681,008)	(363,707)	(230,475)	(169)	(1,023)	(330)	(40)
General and administrative	(43,241)	(261,770)	(238,112)	(80,529)	(1,190)	(7,204)	(34,396)	(6,634)
Total operating expenses	(201,660)	(1,220,793)	(774,704)	(383,577)	(1,360)	(8,234)	(34,763)	(6,793)
Loss from operations	(112,282)	(679,730)	(478,665)	(183,290)	(1,360)	(8,234)	(34,829)	(6,943)
Interest income	4,950	29,972	45,478	23,693	3,636	22,010	38,537	19,970
Interest expenses	(90)	(545)	(3,989)	(6,825)	(90)	(545)	(3,534)	(6,825)
Equity in losses of subsidiaries					(100,644)	(609,270)	(426,907)	(181,749)
Others, net	11,658	70,573	9,757	(5,682)	2,526	15,295	2,730	3,443
Loss before income taxes	(95,764)	(579,730)	(427,419)	(172,104)	(95,932)	(580,744)	(424,003)	(172,104)
Income tax benefit (expense)	(168)	(1,014)	3,416
Net loss	(95,932)	(580,744)	(424,003)	(172,104)	(95,932)	(580,744)	(424,003)	(172,104)
Other comprehensive loss, net of tax of nil
Foreign currency translation adjustment	(13,739)	(83,171)	(7,304)	(94,225)	(13,739)	(83,171)	(7,304)	(94,225)
Comprehensive loss attributable to ordinary shareholders	$ (109,671)	(663,915)	(431,307)	(266,329)	$ (109,671)	(663,915)	(431,307)	(266,329)